Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2015	2014	2013
Current
Federal	$-	$-	$-
State	-	-	-
Total current	-	-	-
Deferred
Federal	(6,521,134)	(3,694,966)	(2,994,771)
State	(1,150,789)	(652,053)	(528,489)
Change in valuation allowance	7,634,360	4,425,551	3,601,792
Total deferred	(37,562)	78,532	78,531
Provision for income taxes	$(37,562)	$78,532	$78,531

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2015	2014	2013
U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes	(6.0)%	(6.0)%	(6.0)%
Permanent differences	0.1%	0.1%	0.3%
Valuation allowance	39.8%	40.2%	40.0%
Effective tax rate	(0.1)%	0.3%	0.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2015	2014
Deferred tax assets
Net operating loss carryforwards	$56,202,470	$43,362,260
Stock-based compensation	2,426,886	2,094,946
Intangible assets	2,481,960	2,583,348
Debt discount	695,259	252,788
Allowance for doubtful accounts	37,145	23,710
Other	1,388,166	32,716
Total deferred tax assets	63,231,886	48,349,768
Valuation allowance	(61,340,847)	(45,195,445)
Deferred tax assets, net of valuation allowance	1,891,039	3,154,323

Deferred tax liabilities
Depreciation	(1,891,039)	(3,154,323)
Intangible assets	(363,774)	(401,337)
Total deferred tax liabilities	(2,254,813)	(3,555,660)
Net deferred tax liabilities	$(363,774)	$(401,337)